Non-current Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Non-current Financial Assets at Fair Value Through Other Comprehensive Income (Detail) - TWD ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through other comprehensive income [line items]
Designation of equity instruments	$ 120,317	$ 338,102
Foreign unlisted stocks [member]
Financial assets at fair value through other comprehensive income [line items]
Designation of equity instruments	38,534	38,534
Valuation adjustments [member]
Financial assets at fair value through other comprehensive income [line items]
Designation of equity instruments	$ 81,783	$ 299,568